Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2023
Share-based Compensation Expenses
Share-based Compensation Expenses

18. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant share options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than 1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the 2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis, reaching a total of 41,964,263 Class A ordinary shares. The maximum aggregate number of shares which may be issued under the 2014 Plan increased automatically by an aggregate of 17,542,440 Class A ordinary shares in April 2023, reaching to a total of 59,506,703 Class A ordinary shares.

The share options and restricted shares granted under the 2008 plan initially have a contractual term of six or ten years, and grants under the 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan generally vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. As of December 31, 2023, 35,268,120 options and 108,807 restricted shares were outstanding under the 2008 and 2014 plan.

The Group recognized share-based compensation expense of RMB9,132, RMB5,049 and RMB15,926 for the years ended December 31, 2021, 2022 and 2023, respectively, which was classified as follows:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	390	411	216	30
Research and product development	724	572	216	30
Sales and marketing	644	657	86	12
General and administrative	7,374	3,409	15,408	2,170
Total	9,132	5,049	15,926	2,242

Share options

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000
Outstanding at January 1, 2023	25,609,287	0.97	6.56	3,920
Granted	11,141,955	0.6230	—	—
Exercised	(29,646)	0.02	—	—
Forfeited	(1,453,476)	1.41	—	—
Outstanding at December 31, 2023	35,268,120	0.84	6.82	3,805
Vested and expected to vest at December 31, 2023	34,493,027	0.66	6.78	3,744
Exercisable at December 31, 2023	14,598,935	1.35	3.80	2,185

The total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 was RMB3,563, RMB458 and RMB117, respectively.

18. Share-based Compensation Expenses - continued

The weighted-average grant date fair value for options granted during the year ended December 31, 2022 and 2023 was US$0.15 and US$0.27, computed using the binomial option pricing model. No share options were granted for the year ended December 31, 2021.

The total fair value of share options vested during the years ended December 31, 2021, 2022, and 2023 was RMB11,000, RMB2,371 and RMB5,172, respectively.

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Time to maturity is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

The Company uses the binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s option grants for the years ended December 31, 2022 and 2023 were as follows:

	For the Years Ended December 31,
	2022	2023
Expected volatility	48.25%	49.00%
Risk-free interest rate	2.78%	3.30%
Exercise multiple	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%
Time to maturity (in years)	10	10
Expected forfeiture rate (post-vesting)	0%-13.24%	0%-3.75%
Fair value of the common share on the date of option grant	US$0.13-0.16 (RMB0.90-1.10)	US$0.25-0.27(RMB1.79-1.83)

As of December 31, 2023, there was RMB28,065 in total unrecognized compensation expense related to share options, which is expected to be recognized over a weighted-average period of 3.02 years.

Restricted shares

The total intrinsic value of restricted shares vested for the years ended December 31, 2021, 2022 and 2023 were RMB247, RMB136 and 408, respectively.

The fair value of restricted shares with service conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2023	230,646	0.17
Vested	(121,839)	0.17
Restricted shares as of December 31, 2023	108,807	0.17
Vested and expected to vest at December 31, 2023	108,807	0.17

As of December 31, 2023, there was RMB195 in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 2.35 years.